Accounts Receivable (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable
Gross accounts receivable	CAD 1,000	CAD 903
Allowance for doubtful accounts	(16)	(28)
Net accounts receivable	984	875
Freight [Member]
Accounts receivable
Gross accounts receivable	828	752
Non-freight [Member]
Accounts receivable
Gross accounts receivable	CAD 172	CAD 151